Financial Instruments - Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade accounts and notes receivables, net [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₩ 10,104,276	₩ 10,407,264
Impairment loss on financial assets	378,100	365,120
Trade accounts and notes receivables, net [member] | Current (not past due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,888,518	9,481,730
Impairment loss on financial assets	20,752	28,866
Trade accounts and notes receivables, net [member] | Overdue less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	864,391	289,716
Impairment loss on financial assets	63,311	6,537
Trade accounts and notes receivables, net [member] | 1 month-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	388,151	132,509
Impairment loss on financial assets	10,337	2,821
Trade accounts and notes receivables, net [member] | 3 months-12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	517,171	85,339
Impairment loss on financial assets	12,645	22,212
Trade accounts and notes receivables, net [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	446,045	417,970
Impairment loss on financial assets	271,055	304,684
Other receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,812,640	3,115,811
Impairment loss on financial assets	352,413	352,245
Other receivables [member] | Current (not past due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impairment loss on financial assets	53,070	99,661
Other receivables [member] | Not due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,049,908	2,239,492
Other receivables [member] | Overdue less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	141,718	33,276
Impairment loss on financial assets	2,987	373
Other receivables [member] | 1 month-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,152	86,517
Impairment loss on financial assets	16,408	71
Other receivables [member] | 3 months-12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,912	289,810
Impairment loss on financial assets	930	12,227
Other receivables [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	487,950	466,716
Impairment loss on financial assets	₩ 279,018	₩ 239,913